13 Financial assets and financial liabilities (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of redesignated financial assets and liabilities [line items]
Loans and financing	R$ 60,357	R$ 77,829
Current	53,607	26,800
Non-current	R$ 6,750	51,029
2020 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Financial institution	Itau Unibanco S.A.
Interest rate	1.22% a 1.26% p.m.
Maturity	2020
Loans and financing	R$ 648
2020 [Member] | Euro
Disclosure of redesignated financial assets and liabilities [line items]
Financial institution	Itau Unibanco S.A.
Interest rate	1.01% p.y.
Maturity	2020
Loans and financing	R$ 52,959	77,829
2027 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Financial institution	FINEP
Interest rate	TJLP p.y.
Maturity	2027
Loans and financing	R$ 6,750